PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.7%
Asset-Backed Securities 18.7%
Collateralized Loan Obligations 18.3%
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A	— %(p)	07/15/30	250	$248,750
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	3.830(c)	01/20/32	250	244,718
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	3.720(c)	10/20/31	250	243,947
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	01/20/32	250	244,316
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	3.730(c)	04/20/31	250	245,754
Elmwood CLO Ltd. (Cayman Islands), Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	3.750(c)	10/20/34	250	242,999
Generate CLO Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	3.800(c)	04/20/32	250	245,514
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.552(c)	07/15/29	232	229,152
Oaktree CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	4.030(c)	07/15/33	250	249,398
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	3.618(c)	07/18/31	250	249,814
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.810(c)	07/20/30	250	245,538
PPM CLO Ltd. (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	3.662(c)	07/15/31	250	244,637
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	2.518(c)	02/20/30	243	238,834

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	3.860%(c)	01/20/35	250	$241,611
Rockford Tower CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	4.328(c)	07/20/33	250	246,074
Sound Point CLO Ltd. (Cayman Islands), Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.773(c)	01/23/29	146	144,135
TICP CLO Ltd. (Cayman Islands), Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	3.550(c)	04/20/28	267	263,138
TSTAT Ltd. (Bermuda), Series 2022-01A, Class A1, 144A	—(p)	07/20/31	250	250,000
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.840(c)	07/17/31	250	244,381
				4,562,710
Consumer Loans 0.4%
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	100	99,974

Total Asset-Backed Securities (cost $4,678,075)				4,662,684
Commercial Mortgage-Backed Securities 6.9%
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	241,093
CFCRE Commercial Mortgage Trust, Series 2016-C06, Class A2	2.950	11/10/49	188	179,604
Citigroup Commercial Mortgage Trust, Series 2016-P05, Class A3	2.684	10/10/49	63	59,748
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	05/15/36	100	95,107
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4	2.763	09/15/52	250	229,582
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.872(c)	05/15/35	228	219,046

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K104, Class X1, IO	1.124%(cc)	01/25/30	4,880	$327,579
GS Mortgage Securities Trust, Series 2019-GSA01, Class A3	2.794	11/10/52	195	180,324
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A4A1	3.538	07/15/47	184	182,415

Total Commercial Mortgage-Backed Securities (cost $1,696,102)				1,714,498
Corporate Bonds 12.3%
Auto Manufacturers 0.5%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	135	116,835
Sr. Unsec’d. Notes, SOFR + 1.200%	2.592(c)	11/17/23	21	20,706
				137,541
Banks 5.9%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	262,331
Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	154,671
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	126,454
HDFC Bank Ltd. (India), Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	169,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.522(ff)	04/22/31	375	328,718
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	200	176,000
Morgan Stanley, Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	265,427
				1,483,101
Computers 0.7%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375	10/31/26	200	176,000
Electric 2.0%
Commonwealth Edison Co., First Mortgage	2.200	03/01/30	40	36,029

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The), First Mortgage, Series A	2.050%	07/01/31	35	$30,826
Kallpa Generacion SA (Peru), Gtd. Notes, 144A	4.125	08/16/27	200	183,475
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes	4.375	06/18/26	200	174,913
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	50	44,916
Southern California Edison Co., First Mortgage	2.850	08/01/29	25	22,768
				492,927
Entertainment 0.7%
Magallanes, Inc., Gtd. Notes, 144A	3.755	03/15/27	175	168,222
Media 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908	07/23/25	125	126,609
Oil & Gas 1.0%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	300	259,237
Pipelines 0.5%
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	125	117,433
Real Estate Investment Trusts (REITs) 0.4%
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	100	94,746
Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/28	25	24,969

Total Corporate Bonds (cost $3,131,224)				3,080,785

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.4%
California
Santa Clara Valley Transportation Authority, Revenue Bonds, BABs (cost $97,014)	5.876%	04/01/32	90	$99,732
Sovereign Bond 0.4%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A (cost $101,459)	5.250	11/25/27	100	98,750
U.S. Treasury Obligations 59.0%
U.S. Treasury Notes	2.500	04/30/24	13,900	13,794,121
U.S. Treasury Notes	2.625	05/31/27	930	926,876
U.S. Treasury Notes	2.875	05/15/32	20	20,356

Total U.S. Treasury Obligations (cost $14,849,501)				14,741,353

Total Long-Term Investments (cost $24,553,375)				24,397,802

	Shares
Short-Term Investment 1.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $379,210)	379,210	379,210

TOTAL INVESTMENTS 99.2% (cost $24,932,585)		24,777,012
Other assets in excess of liabilities(z) 0.8%		200,711

Net Assets 100.0%		$24,977,723

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
MTN—Medium Term Note
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	2 Year U.S. Treasury Notes	Sep. 2022	$3,788,297	$24,384
9	5 Year U.S. Treasury Notes	Sep. 2022	1,023,539	10,743
1	20 Year U.S. Treasury Bonds	Sep. 2022	144,000	3,628
				38,755
Short Position:
23	10 Year U.S. Treasury Notes	Sep. 2022	2,786,234	(52,218)
				$(13,463)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	2,178	4.710%	$19,585	$37,451	$17,866
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).